LOANS (covered) - Investment in Covered Impaired Loans, excluding Loans Accounted for under FASB ASC Topic 310-30 (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Current balance	$ 4,122	$ 11,722	$ 11,160
Total interest included in income	30	85	58
Loans with no related allowance recorded [member] | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Impaired [Line Items]
Current balance	4,122	11,722	11,160
Unpaid Principal Balance	6,683	13,147	17,050
Related Allowance	0	0	0
Average Recorded Investment	6,239	8,698	13,945
Total interest included in income	30	85	58
Loans with no related allowance recorded [member] | Loans Excluded from FASB ASC Topic 310-30 | Commercial
Financing Receivable, Impaired [Line Items]
Current balance	875	4,498	7,203
Unpaid Principal Balance	1,131	4,660	10,152
Related Allowance	0	0	0
Average Recorded Investment	1,832	4,526	9,873
Total interest included in income	11	62	47
Loans with no related allowance recorded [member] | Loans Excluded from FASB ASC Topic 310-30 | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Current balance	1,349	2,986	2,192
Unpaid Principal Balance	2,648	3,216	4,002
Related Allowance	0	0	0
Average Recorded Investment	1,786	2,153	2,504
Total interest included in income	4	18	5
Loans with no related allowance recorded [member] | Loans Excluded from FASB ASC Topic 310-30 | Installment
Financing Receivable, Impaired [Line Items]
Current balance	5
Unpaid Principal Balance	5
Related Allowance	0
Average Recorded Investment	2
Total interest included in income	0
Loans with no related allowance recorded [member] | Loans Excluded from FASB ASC Topic 310-30 | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	1,893	4,227	1,747
Unpaid Principal Balance	2,899	5,260	2,878
Related Allowance	0	0	0
Average Recorded Investment	2,611	2,006	1,559
Total interest included in income	15	5	6
Loans with no related allowance recorded [member] | Loans Excluded from FASB ASC Topic 310-30 | Other
Financing Receivable, Impaired [Line Items]
Current balance	0	11	18
Unpaid Principal Balance	0	11	18
Related Allowance	0	0	0
Average Recorded Investment	8	13	9
Total interest included in income	$ 0	$ 0	$ 0